CONTRACTUAL TRANSMISSION ASSETS - Movements (Details) - BRL (R$) R$ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Investments in subsidiaries, joint ventures and associates [abstract]
Discount rate for renewed contracts awarded (as a percent)	2.30%
Balance at beginning of period	R$ 59,514,968	R$ 51,388,524	R$ 51,388,524
Construction revenue	147,442	119,655
Financial revenue	2,570,948	2,339,732
Write-offs		(236,006)
Amortization	(1,825,661)	(2,673,315)
Balance at end of period	60,407,697	50,938,590	59,514,968
Furnas
Investments in subsidiaries, joint ventures and associates [abstract]
Balance at beginning of period	24,494,418	22,044,369	22,044,369
Construction revenue	15,638	30,772
Financial revenue	1,067,724	1,002,795
Amortization	(768,245)	(1,188,299)
Balance at end of period	24,809,535	21,889,637	24,494,418
Chesf
Investments in subsidiaries, joint ventures and associates [abstract]
Balance at beginning of period	18,128,156	14,477,124	14,477,124
Construction revenue	88,230	46,551
Financial revenue	777,596	656,266
Amortization	(552,702)	(820,851)
Balance at end of period	18,441,280	14,359,090	18,128,156
Eletronorte.
Investments in subsidiaries, joint ventures and associates [abstract]
Balance at beginning of period	10,607,255	10,092,792	10,092,792
Construction revenue	10,651	19,389
Financial revenue	448,295	452,767
Write-offs		(236,006)
Amortization	(312,882)	(452,138)
Balance at end of period	10,753,319	9,876,804	10,607,255
CGT Eletrosul
Investments in subsidiaries, joint ventures and associates [abstract]
Balance at beginning of period	6,285,139	4,774,239	4,774,239
Construction revenue	32,923	22,943
Financial revenue	277,333	227,904
Amortization	(191,832)	(212,027)
Balance at end of period	6,403,563	4,813,059	6,285,139
Transmission
Investments in subsidiaries, joint ventures and associates [abstract]
Construction revenue	R$ 147,442	R$ 119,655	R$ 119,655